Investment in Affiliates - Summary of Unaudited Financial Information Related to the Income Statement (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Net operating revenues									$ 1,357	$ 1,369	$ 1,278
Operating expenses									638	675	630
Operating income									719	694	648
Net income									696	664	639
FDC equity earnings	$ 57	$ 55	$ 58	$ 50	$ 52	$ 47	$ 51	$ 38	$ 220	$ 188	$ 158